Commitments and Contingent Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended								60 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2012	Dec. 31, 2021 USD ($)	May 25, 2012
Long-term Purchase Commitment [Line Items]
Exploration and evaluation expenses				$ 93,006		$ 48,881
Nauru Ocean Resources Inc [Member]
Long-term Purchase Commitment [Line Items]
Spending committed									$ 5,000
Long-term Purchase Commitment, Period									5 years
Marawa Research and Exploration Limited [Member]
Long-term Purchase Commitment [Line Items]
Exploration and evaluation expenses	$ 2	$ 3	$ 1		$ 2		$ 1
Long-term Purchase Commitment, Period								5 years
Tonga Off shore Mining Limited
Long-term Purchase Commitment [Line Items]
Spending committed									$ 30,000
Exploration and evaluation expenses				$ 8,100					$ 13,300
Long-term Purchase Commitment, Period									5 years
DeepGreen Engineering Pte Ltd [Member]
Long-term Purchase Commitment [Line Items]
Percentage of annual production committed to Glencore										50.00%